INVENTORY (Tables)	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Schedule of inventories
	December 31	December 31
	2018	2017
	$	$
Dried cannabis	5,778,176	524,651
Cannabis oils	337,314	190,116
Goods for resale	1,498	3,727
Supplies and consumables	655,537	9,141
	6,772,525	727,635